Goodwill (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in carrying amount of goodwill
The changes in the carrying amount of goodwill are noted in the following table. No goodwill impairments were incurred prior to 2011.

Balance, September 30, 2009	$1,794.5
Purchase price allocation adjustment	(0.6)
Currency translation adjustment	0.2
Balance, September 30, 2010	$1,794.1
Impairment (as restated)	(427.8)
Currency translation adjustment	(0.1)
Balance, September 30, 2011 (As Restated)	$1,366.2